United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 06/30/03
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 1, 2003
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      $197,731
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    3,931,000  257,715.00 X                                  9,450 56,400  191,865
BP PLC SPONS ADR         COM       055622104      337,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    2,066,000   40,460.00 X                                                 40,460
BERKLEY WR CORP          COM       084423102    6,563,000  124,531.00 X                                  4,350  28,625  91,556
ENTERPRISE FINL SVCS     COM       293712105      302,000   22,436.00 X                                          2,436  20,000
BERKSHIRE HATHAWAY A     COM       084670108    1,668,000       23.00 X                                                     23
CONSOLIDATED EDISON      COM       209111103      234,000    5,400.00 X                                                  5,400
CARDINAL HEALTH          COM       14149Y108   13,380,000  208,077.00 X                                  6,875  44,450 156,752
DEVON ENERGY CO          COM       25179M103    9,950,000  186,316.00 X                                  5,050  40,555 140,711
EXPRESS SCRIPTS          COM       302182100   31,001,000  454,624.00 X                                 12,200 111,900 330,524
APPLIED HEALTHCARE PROD  COM       019222108       36,000   10,000.00 X                                         10,000
EMERSON ELECTRIC         COM       291011104      515,000   10,060.00 X                                                 10,060
GENERAL ELEC             COM       369604103      473,000   16,458.00 X                                                 16,458
CHOICEPOINT              COM       170338102   10,933,000  316,710,00 X                                  9,475  67,750 239,485
   COLUMN TOTALS                               81,389,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    9,278,000  154,621.00 X                                  4,350  36,993 113,278
INTEL CORP               COM       458140100      536,000   25,740.00 X                                                 25,740
LINCARE HOLD             COM       532791100    5,635,000  178,251.00 X                                  4,925  36,125 137,201
INTL SPEEDWAY CORP CL B  COM       460335300      539,000   13,800.00 X                                                 13,800
PERFORMANCE FOOD GRP     COM       713755106   12,675,000  342,545.00 X                                  9,575  76,250 256,720
WEIGHT WATCHERS          COM       948626106    7,636,000  167,850.00 X                                  4,850  36,225 126,775
NAVIGATORS GROUP INC     COM       638904102    8,031,000  269,284.00 X                                  8,375  47,900 213,009
TRIBUNE CO               COM       896047107      382,000    7,900.00 X                                                  7,900
INTL SPEEDWAY CL A       COM       460335201    7,872,000  199,222.00 X                                  6,400  47,501 145,321
TRI CONTINENTAL CORP     COM       895436103      180,000   12,157.00 X                                                 12,157
ZEBRA TECHNOLOGIES       COM       989207105   10,524,000  139,838.00 X                                  4,675  33,555 101,608
IRON MOUNTAIN            COM       462846106    8,237,000  222,064.00 X                                  7,034  52,882 162,148
STRAYER EDUCATION        COM       863236105   33,008,000  414,930.00 X                                 12,550  92,030 310,350
ALTRIA GRP               COM       02209S103      228,000    5,000.00 X                                                  5,000
   COLUMN TOTALS                              104,761,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
JOHNSON & JOHNSON        COM       478160104      222,000    4,281.00 X                                                  4,281
MOHAWK IND INC           COM       608190104    5,044,000   90,820.00 X                                  2,850  20,450  67,520
EXXON MOBIL CORP         COM       30231G102      235,000    6,527.00 X                                                  6,527
CISCO SYSTEMS            COM       17275R102      185,000   10,995.00 X                                                 10,995
CITIGROUP INC.           COM       172967101      237,000    5,520.00 X                                                  5,520
MERCK & CO INC.          COM       589331107      267,000    4,406.00 X                                                  4,406
MERRILL LYNCH & CO INC.  COM       590188108      400,000    8,555.00 X                                                  8,555
VERIZON                  COM       92343V104      259,000    6,550.00 X                                                  6,550
   COLUMN TOTALS                                6,849,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
PFD TENN VY AUTH PWR     PFD       880591409   273,000      9,900.00  X                                                 9,900
   COLUMN TOTALS                               273,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     298,000    8,628.00  X                                                 8,628
FRANKLIN TAX FREE TR     MF        354723645     224,000   17,522.00  X                                                17,522
SELIGMAN TAX FREE MO     MF        816346878     453,000   56,205.00  X                                                56,205
S&P MIDCAP 400 INDEX     MF        464287507   1,013,000   10,551.00  X                                         7,941   2,610
S&P 500 INDEX            MF        464287200     840,000    8,585.00  X                                         5,550   3,035
VANGUARD INDEX TR VALUE
PORT                     MF        922908405     352,000   21,334.00  X                                        20,013   1,321
TWEEDY BROWN GLBL VAL
FD                       MF        901165100     432,000   26,115.00  X                                        23,340   2,775
SPDR UNIT TR SR 1        MF        78462F103     274,000    2,799.00  X                                         2,799
LARGE CAP VALUE INDEX    MF        464287408     573,000   11,999.00  X                                         6,099   5,900
   COLUMN TOTALS                               4,459,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             192,999,000
TOTAL PREFERRED STOCKS                             273,000
TOTAL MUTUAL FUNDS                               4,459,000
TOTAL FMV                                      197,731,000